GROUP CASH FLOW STATEMENT - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Profit before taxation	$ 743	$ 781	$ 879
Net interest expense	55	51	51
Depreciation, amortisation and impairment	502	435	447
Loss on disposal of property, plant and equipment and software	16	19	13
Share-based payments expense (equity settled)	32	35	31
Share of results of associates	(1)	11	(6)
Net movement in post-retirement benefit obligations	(4)	(35)	(40)
Increase in inventories	(204)	(152)	(17)
Decrease/(increase) in trade and other receivables	30	(108)	(40)
Increase/(decrease) in trade and other payables and provisions	201	71	(45)
Cash generated from operations	1,370	1,108	1,273
Interest received	4	2	2
Interest paid	(56)	(54)	(50)
Income taxes paid	(150)	(125)	(135)
Net cash inflow from operating activities	1,168	931	1,090
Cash flows from investing activities
Acquisitions, net of cash acquired	(869)	(29)	(159)
Capital expenditure	(408)	(347)	(376)
Net proceeds from sale/(purchase) of investments	23	(4)	(8)
Distribution from associate	3	2
Net cash used in investing activities	(1,251)	(378)	(543)
Cash flows from financing activities
Proceeds from issue of ordinary share capital	2	3	5
Purchase of own shares	(63)	(48)	(52)
Payment of capital element of lease liabilities	(46)
Proceeds from borrowings due within one year		24	53
Settlement of borrowings due within one year	(125)	(30)	(64)
Proceeds from borrowings due after one year	1,290	370	570
Settlement of borrowings due after one year	(740)	(371)	(706)
Proceeds from own shares	9	10	5
Settlement of currency swaps	(2)	(8)	24
Equity dividends paid	(318)	(321)	(269)
Net cash from/(used in) financing activities	7	(371)	(434)
Net (decrease)/increase in cash and cash equivalents	(76)	182	113
Cash and cash equivalents at beginning of year	333	155	38
Exchange adjustments		(4)	4
Cash and cash equivalents at end of year	257	333	155
Restructuring and rationalisation expenses	123	83	15
Acquisition-related costs	36	3	3
Legal and other costs	105	104	25
Bank overdrafts	$ 20	$ 32	$ 14